BALANCE SHEETS (Unaudited) (USD $)	Aug. 31, 2012	Nov. 30, 2011	Nov. 30, 2010
CURRENT ASSETS
Cash	$ 511	$ 511	$ 1,399
Prepaid expenses			406
TOTAL CURRENT ASSETS	511	511	1,805
TOTAL ASSETS	511	511	1,805
CURRENT LIABILITIES
Accounts payable and accrued liabilities	72,844	56,333	38,375
Loan to shareholder (Note 3)	48,092	36,238	36,238
Loans payable and accrued interest (Note 4)	35,680	35,680	36,049
TOTAL LIABILITIES	156,616	128,251	110,662
STOCKHOLDERS' DEFICIT
Capital stock (Note 5) Authorized 200,000,000 shares of common stock, $0.001 par value, Issued and outstanding 280,920 shares of common stock (November 30, 2011 - 280,920)	281	281	281
Additional paid-in capital	22,419	22,419	22,419
Deficit accumulated during the exploration stage	(178,805)	(150,440)	(131,557)
TOTAL STOCKHOLDERS' DEFICIT	(156,105)	(127,740)	(108,857)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 511	$ 511	$ 1,805